Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / ¥	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies
Convenience translation rate | $ / ¥	7.2993
Term deposits	¥ 557,820		¥ 800,512
Long term deposits	62,688		112,219
Impairment of long-term investment	¥ 7,350	$ 1,007	¥ 444	¥ 7,945